Summary of employee share and options plan (Details)	6 Months Ended
	Dec. 31, 2022 shares Integer	Dec. 31, 2021 shares Integer
IfrsStatementLineItems [Line Items]
Performance rights, options and warrants, beginning balance | Integer	10,751,832	10,314,324
Issue of performance rights | Integer
Share based payments expense | Integer	333,829	227,208
Forfeited performance rights | Integer	(291,428)
Performance rights exercised | Integer
Lapsed options | Integer
Performance rights, options and warrants, ending balance | Integer	10,794,233	10,541,532
Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Performance rights, options and warrants, beginning balance	265,000,000	203,937,500
Issue of performance rights	0	83,937,500
Share based payments expense
Forfeited performance rights	(40,000,000)	(15,000,000)
Performance rights exercised		(7,875,000)
Lapsed options
Performance rights, options and warrants, ending balance	225,000,000	265,000,000
Options And Warrants [Member]
IfrsStatementLineItems [Line Items]
Performance rights, options and warrants, beginning balance	756,666,778	1,000,932,828
Issue of performance rights
Share based payments expense
Forfeited performance rights
Performance rights exercised
Lapsed options	(479,500,000)	(22,000,000)
Performance rights, options and warrants, ending balance	277,166,778	978,932,828
Performance Rights And Options And Warrants [Member]
IfrsStatementLineItems [Line Items]
Performance rights, options and warrants, beginning balance	1,021,666,778	1,204,870,328
Issue of performance rights		83,937,500
Share based payments expense
Forfeited performance rights	(40,000,000)	(15,000,000)
Performance rights exercised		(7,875,000)
Lapsed options	(479,500,000)	(22,000,000)
Performance rights, options and warrants, ending balance	502,166,778	1,243,932,828